      As Filed with the Securities and Exchange Commission on June 3, 2002
                                                     1933 Act File No. 333-81768


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-14


                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933

                    [  ] Pre-Effective Amendment No.
                                                     ---
                    [XX] Post-Effective Amendment No. 1
                                                     ---


                        (Check appropriate box or boxes)

                       BERGER INVESTMENT PORTFOLIO TRUST
               (Exact Name of Registrant as Specified in Charter)


                           210 UNIVERSITY BOULEVARD,
                             DENVER, COLORADO 80206
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (303) 329-0200

                                   ----------

                               JACK R. THOMPSON,
                           210 UNIVERSITY BOULEVARD,
                             DENVER, COLORADO 80206
                    (Name and Address of Agent for Service)

                                   ----------

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

This Post-Effective Amendment consists of the following:

     (1) Facing Sheet of the Registration Statement.
     (2) Part C to the Registration Statement (including signature page).

     Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-81768) filed on March 5, 2002.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Opinions pertaining to tax matters.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.


ITEM 16. EXHIBITS

(1) Trust Instrument is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 30, 1998.

(2) Bylaws is incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed via EDGAR on April 30, 1998.

(3)            Not Applicable.

(4) Form of Agreement and Plan of Reorganization is incorporated by references to Exhibit A to Part A of Registrant's Registration Statement on Form N-14 as filed via EDGAR on January 30, 2002.

(5)            Not Applicable.

(6)(a) Form of Investment Advisory Agreement for Berger Mid Cap Growth Fund is incorporated by reference to Exhibit 5.5 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 31, 1997.

(6)(b) Form of Amendment to Investment Advisory Agreement for Berger Mid Cap Growth Fund is incorporated by reference to Exhibit 23(d)-5a of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 28, 2000.

(7)(a) Form of Distribution Agreement between the Trust and Berger Distributors LLC, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 16, 1998.

(7)(b) Form of Amendment to Distribution Agreement between the Trust and Berger Distributors LLC is incorporated by reference to Exhibit 23(e)-1 of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 27, 2001.

(8)            Not Applicable.

(9)(a) Form of Custody Agreement is incorporated by reference to Exhibit No. 8 of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 27, 1995.

(9)(b) Form of Assignment from IFTC to State Street is incorporated by reference to Exhibit 23(g)-1a of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 29, 2001.

(9)(c) Form of Amendment to Custody Agreement for Foreign Custody is incorporated by reference to Exhibit 23(g)-1b of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 29, 2001.

(9)(d) Form of Global and Domestic Custody Fee Schedule is incorporated by reference to Exhibit 23(g)-1c of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 27, 2001.

(9)(e) Form of Retirement Custody Agreement is incorporated by reference to Exhibit 23(g)-2 of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 29, 2001.

(9)(f) Form of Amendment to Retirement Custody Agreement is incorporated by reference to Exhibit 23(g)-2a of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 27, 2001.

(10) Form of Rule 12b-1 Plan for Berger Mid Cap Growth Fund is incorporated by reference to Exhibit 15.4 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 31, 1997.

(11)           Opinion and Consent of Counsel is incorporated by reference to
               Exhibit 11 of Registrant's Registration Statement on Form N-14 as filed via EDGAR on March 5, 2002.

(12) Opinion of PricewaterhouseCoopers LLP supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus is filed herewith.

(13)(a) Form of Administrative Services Agreement for Berger Mid Cap Growth Fund is incorporated by reference to Exhibit 9.2.5 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 31, 1997.

(13)(b) Form of Amendment to Berger Mid Cap Growth Fund Administration Services Agreement is incorporated by reference to Exhibit 23(h)-5a of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 28, 2000.

(13)(c) Form of Recordkeeping and Pricing Agreement is incorporated by reference to Exhibit 9.3 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 30, 1998.

(13)(d) Form of assignment of Recordkeeping and Pricing Agent Agreement from IFTC to DST is incorporated by reference to Exhibit 23(h)-7a of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 29, 2001.

(13)(e) Form of Fee Schedule for Recordkeeping and Pricing is incorporated by reference to Exhibit 23(h)-7b of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 27, 2001.

(13)(f)        Form of Agency Agreement is incorporated by reference to Exhibit
               9.4 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 30, 1998.

(13)(g) Form of Assignment of Agency Agreement from IFTC to DST is incorporated by reference to Exhibit 23(h)-8a of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 29, 2001.

(13)(h) Form of Securities Lending Agreement is incorporated by reference to Exhibit 23(h)-10 of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 29, 2001.

(13)(i)        Form of Line of Credit Agreement is incorporated by reference to
               Exhibit 23(h)-12 of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on September 27, 2001.

(14) Consent of PricewaterhouseCoopers LLP is incorporated by reference to Exhibit 14 of Registrant's Registration Statement on Form N-14 as filed via EDGAR on March 5, 2002.

(15)           Not Applicable.

(16)(a) Powers of Attorney for Directors of the Registrant are incorporated by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 16, 2001.

(16)(b) Powers of Attorney for Directors of the Registrant are incorporated by reference to Post Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 15, 1999.

(17)(a) Prospectuses and SAIs for the Berger Funds dated January 29, 2002, are incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 19, 2001.

(17)(b) Audited Financial Statements for the Funds dated September 30, 2001, are incorporated by reference to the Registrant's N-30D filing as filed via EDGAR on November 21, 2001.


ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion supporting the tax matters and consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City and County of Denver, the State of Colorado, on the 3rd day of June, 2002.


                                          BERGER INVESTMENT PORTFOLIO TRUST



                                          By /s/ Jack R. Thompson
                                             -----------------------------------
                                             Jack R. Thompson, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

          SIGNATURE                            TITLE                        DATE
          ---------                            -----                        -----
/s/ Jack R. Thompson              President (Principal Executive        June 3, 2002
-----------------------------          Officer) and Director            ------------
Jack R. Thompson                                                            Date


/s/ Brian S. Ferrie             Vice President (Principal Financial     June 3, 2002
-----------------------------              Officer)                     ------------
Brian S. Ferrie                                                             Date

/s/ John A. Paganelli              Vice President and Treasurer         June 3, 2002
-----------------------------     (Principal Accounting Officer)        ------------
John A. Paganelli                                                           Date

Dennis E. Baldwin*                            Trustee                   June 3, 2002
-----------------------------                                           ------------
Dennis E. Baldwin                                                           Date

Katherine A. Cattanach*                       Trustee                   June 3, 2002
-----------------------------                                           ------------
Katherine A. Cattanach                                                      Date

Paul R. Knapp*                                Trustee                   June 3, 2002
-----------------------------                                           ------------
Paul R. Knapp                                                               Date

Harry T. Lewis, Jr.*                          Trustee                   June 3, 2002
-----------------------------                                           ------------
Harry T. Lewis, Jr.                                                         Date

Michael Owen*                                 Trustee                   June 3, 2002
-----------------------------                                           ------------
Michael Owen                                                                Date

William Sinclaire*                            Trustee                   June 3, 2002
-----------------------------                                           ------------
William Sinclaire                                                           Date

Albert C. Yates*                              Trustee                   June 3, 2002
-----------------------------                                           ------------
Albert C. Yates                                                             Date

By:  /s/ Jack R. Thompson
-----------------------------
     Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT
NUMBER            DESCRIPTION
------            -----------
EX-99.12          Opinion of PricewaterhouseCoopers LLP